Income Taxes- Schedule of components of income tax provision (benefit) (Details)	3 Months Ended
Dec. 31, 2020 USD ($)
U.S. Federal
Federal	$ (11,862)
Deferred
U.S. Federal	(12,214)
Valuation allowance	$ 24,076